ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,611,410	$ 1,663,994
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	455,491	487,228
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	132,045	141,820
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	387,301	386,348
Caribbean Basin
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	544,282	559,422
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 92,291	$ 89,176